ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2020
Other taxes payable	$4,604	$4,423
Other payables of used car trading business	5,357	3,308
Accrued professional fee	3,043	2,804
Others	4,298	4,148
Total	$17,302	$14,683